INTERIM CONDENSED STATEMENTS OF CONSOLIDATED FINANCIAL POSITION - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Non-current assets
Intangible assets	€ 1	€ 1
Property, plant and equipment	6,483	7,120
Non-current financial assets	294	291
Total non-current assets	6,778	7,412
Current assets
Trade receivables	1,090	101
Other current assets	10,909	10,868
Cash and cash equivalents	21,629	41,388
Total current assets	33,628	52,358
TOTAL ASSETS	40,407	59,769
Shareholders’ equity
Share capital	1,057	1,046
Premiums related to share capital	255,734	255,760
Accumulated other comprehensive income	710	700
Treasury shares	(228)	(228)
Retained earnings	(282,958)	(227,282)
Net loss for the period	(28,099)	(57,041)
Total shareholders’ equity	(53,783)	(27,045)
Non-current liabilities
Non-current provisions	307	270
Non-current financial liabilities	44,029	48,608
Total non-current liabilities	44,336	48,878
Current liabilities
Current provisions	340	327
Current financial liabilities	9,972	4,560
Trade payables and other payables	16,712	9,621
Other current liabilities	6,175	6,855
Deferred income	137	55
Current contract liabilities	16,518	16,518
Total current liabilities	49,854	37,936
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	€ 40,407	€ 59,769